Schedule of Fees Paid for Services Provided by Auditors Explanatory (Details) - AUD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
IfrsStatementLineItems [Line Items]
Total auditors remuneration	$ 123,589	$ 112,500	$ 172,579
R S M Australia Partners [Member]
IfrsStatementLineItems [Line Items]
Audit and review of the financial statements	95,600	80,000	81,000
Preparation of the tax return	26,350	29,550	38,849
R S M U S A [Member]
IfrsStatementLineItems [Line Items]
Preparation of the tax return	1,639	2,950	52,730
Grassi And Co [Member]
IfrsStatementLineItems [Line Items]
Audit and review of the financial statements	407,301	376,789	138,712
Audit and review of the financial statements	276,838	261,222	138,712
Review associated with the US listing	$ 130,463	$ 115,567